Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Sales of geophysical equipment		$ 33.6	$ 5.2	$ 70.5
Equipment rentals and services rendered		21.4	28.0	60.5
Operating Revenue		55.0	33.2	131.0
Charter expenses		(23.6)	(28.3)	(29.9)
Ship management expenses		(24.4)	(36.2)	(70.6)
Costs of services rendered		(4.0)	(7.7)	(14.6)
Cost of operations		(52.0)	(72.2)	(115.1)
Other financial income (loss)		0.1	0.2	1.8
Trade accounts and notes receivable, including agency arrangements		36.8	36.3	58.1
Financial assets (see note 7)		32.9	14.9	62.4
Receivables		69.7	51.2	120.5
Trade accounts and notes payable, including agency arrangements		18.6	59.5	79.2
Financial liabilities - Finance lease debt			15.0	16.8
Payables		18.6	74.5	96.0
Future leases commitments		397.0	203.5	236.7
Future ship management costs		169.3	66.7	97.7
Contractual Obligations		566.3	270.2	$ 334.4
Joint Ventures [Member]
Disclosure of transactions between related parties [Line Items]
Sales of geophysical equipment	[1]	2.6	1.3
Equipment rentals and services rendered	[1]	13.0	9.8
Operating Revenue	[1]	15.6	11.1
Charter expenses	[1]	(23.6)	(28.3)
Ship management expenses	[1]	(24.4)	(36.2)
Costs of services rendered	[1]	(2.5)	(4.1)
Cost of operations	[1]	(50.5)	(68.6)
Other financial income (loss)	[1]	0.1	(1.3)
Trade accounts and notes receivable, including agency arrangements	[1]	18.1	20.7
Financial assets (see note 7)	[1]	32.9	14.9
Receivables	[1]	51.0	35.6
Trade accounts and notes payable, including agency arrangements	[1]	13.1	25.9
Financial liabilities - Finance lease debt	[1]		15.0
Payables	[1]	13.1	40.9
Future leases commitments	[1]	397.0	203.5
Future ship management costs	[1]	169.3	66.7
Contractual Obligations	[1]	566.3	270.2
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales of geophysical equipment	[2]	31.0	3.9
Equipment rentals and services rendered	[2]	8.4	18.2
Operating Revenue	[2]	39.4	22.1
Costs of services rendered	[2]	(1.5)	(3.6)
Cost of operations	[2]	(1.5)	(3.6)
Other financial income (loss)	[2]		1.5
Trade accounts and notes receivable, including agency arrangements	[2]	18.7	15.6
Receivables	[2]	18.7	15.6
Trade accounts and notes payable, including agency arrangements	[2]	5.5	33.6
Payables	[2]	$ 5.5	$ 33.6

[1]	Mainly correspond to investments in companies accounted for using the equity method in our Marine acquisition Segment (see note 8);
[2]	Mainly correspond to investments in companies accounted for using the equity method in our Land and Multi-Physics acquisition Segment (see note 8);